Cover	Oct. 26, 2026
Cover [Abstract]
Entity Registrant Name	Community Bancorp/VT
Entity Central Index Key	0000718413
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 26, 2026
Entity Incorporation State Country Code	VT
Entity File Number	000-16435
Entity Tax Identification Number	03-0284070
Entity Address Address Line 1	4811 US Route 5
Entity Address City Or Town	Derby
Entity Address State Or Province	VT
Entity Address Postal Zip Code	05829
City Area Code	802
Local Phone Number	334-7915
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $2.50Par value per share
Trading Symbol	CMTV
Security Exchange Name	NASDAQ